Share-based payments (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Year ended		Year ended
	Dec. 31, 2017		Dec. 31, 2016
	Number	Weighted	Number	Weighted
	of shares	average	of shares	average
	subject	exercise	subject	exercise
	to option	price	to option	price
		C$		C$
Balance, beginning of year	1,470,377	$19.24	1,904,185	$17.57
Forfeited	(20,002)	15.86	(125,677)	17.52
Expired	(927,023)	21.22	(308,131)	9.70

Balance, end of year	523,352	$15.86	1,470,377	$19.24

Disclosure of range of exercise prices of outstanding share options [Table Text Block]
Dec. 31, 2017

		Weighted-	Weighted-		Weighted-
		average	average	Number of	average
Range of	Number of	remaining	exercise	options	exercise
exercise prices	options	contractual life	price	exercisable	price
C$	outstanding	(years)	C$		C$

$15.86	523,352	0.2	$15.86	523,352	$15.86

Dec. 31, 2016

		Weighted-
		average	Weighted-	Number of	Weighted-
Range of exercise	Number of	remaining	average	options	average
prices	options	contractual life	exercise price	exercisable	exercise price
C$	outstanding	(years)	C$		C$
$15.86 - 18.33	543,354	1.2	$15.86	543,354	$15.86
18.34 - 21.28	757,023	0.2	20.80	757,023	20.80
21.29 - 21.98	10,000	0.1	21.75	10,000	21.75
21.99 - 22.97	60,000	0.9	22.20	60,000	22.20
22.98 - 23.74	100,000	0.6	23.74	100,000	23.74

$15.86 - 23.74	1,470,377	0.6	$19.24	1,470,377	$19.24

Deferred Share Unit [Member]
Statement [Line Items]
Disclosure of number and weighted average exercise prices of other equity instruments [Table Text Block]
	Year ended
	Dec. 31, 2017	Dec. 31, 2016
Granted during the year:
Number of units	130,964	231,867
Weighted average price (C$/unit)	$8.59	$5.81
Expenses recognized during the year [1] (notes 5c, 18)	$2,982	$2,111
Payments made during the year (note 18)	$638	$1,078

Restricted Share Unit [Member]
Statement [Line Items]
Disclosure of number and weighted average exercise prices of other equity instruments [Table Text Block]
	Year ended
	Dec. 31, 2017	Dec. 31, 2016
Number of units, beginning of year	3,492,408	1,943,507
Number of units granted during the year	987,194	2,576,957
Credits for dividends	8,156	14,776
Number of units forfeited during the year	(201,946)	(133,329)
Number of units vested [1]	(880,099)	(909,503)

Number of units, end of year	3,405,713	3,492,408

Weighted average price - granted (C$/unit)	$10.60	$4.01
Expenses recognized during the year [2] (note 5c)	$12,937	$7,776
Payments made during the year (note 18)	$5,491	$2,736